Document and Entity Information	Jul. 10, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001396033
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 10, 2024
Entity Registrant Name	LL Flooring Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33767
Entity Tax Identification Number	27-1310817
Entity Address, Address Line One	4901 Bakers Mill Lane
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	(804)
Local Phone Number	463-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	LL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false